Credit-related arrangements, repurchase agreements and commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 5,600	$ 4,900	$ 5,100
Sourcing
2019	14,721
2020	13,353
2021	11,112
2022	0
2023	0
2024 & thereafter	0
Total commitments	39,186	56,900
Leases
2019	5,448
2020	5,524
2021	4,696
2022	4,317
2023	3,609
2024 & thereafter	3,583
Total commitments	27,177	$ 16,500
Other
2019	7,990
2020	2,214
2021	1,634
2022	727
2023	719
2024 & thereafter	719
Total commitments	14,003
Total
2019	28,159
2020	21,091
2021	17,442
2022	5,044
2023	4,328
2024 & thereafter	4,302
Total commitments	$ 80,366